FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DEC 31,2010
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		JANUARY 7, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	31 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1271085.314 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL        COL         COL  COL  COL
1                    2          3         4          5           6    7    8
_______________________________________________________________________________
	             Title of             Value      SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)   PRN         DISC MGRS AUTH
_______________________________________________________________________________
Chubb Corp           COM 	171232101 73147.185  1225862  SH Sole None Sole
Chubb Corp           COM 	171232101 1360.476   22800    SH Sole None None
ConocoPhillips       COM 	20825C104 184176.442 2703309  SH Sole None Sole
ConocoPhillips       COM 	20825C104 3474.63    51000    SH Sole None None
DR Horton Inc        COM 	23331A109 73737.504  6180847  SH Sole None Sole
DR Horton Inc        COM 	23331A109 1402.848   117590   SH Sole None None
Embraer SA           ADR        29082A107 14274.258  485519   SH Sole None Sole
Fomento Ec Mex SAB   ADR        344419106 8582.608   153700   SH Sole None Sole
HJ Heinz Co          COM 	423074103 133043.678 2689381  SH Sole None Sole
HJ Heinz Co          COM 	423074103 3096.822   62600    SH Sole None None
Johnson & Johnson    COM 	478160104 141672.514 2290212  SH Sole None Sole
Johnson & Johnson    COM 	478160104 2669.259   43150    SH Sole None None
Legg Mason Inc       COM 	524901105 52642.459  1451405  SH Sole None Sole
Legg Mason Inc       COM 	524901105 1254.942   34600    SH Sole None None
Lexmark Int. Inc     COM 	529771107 243.88     7000     SH Sole None Sole
Microsoft Corp       COM 	594918104 201043.745 7205869  SH Sole None Sole
Microsoft Corp       COM 	594918104 3841.83    137700   SH Sole None None
Natuzzi SpA          ADR        63905A101 141.05     43400    SH Sole None Sole
Newfield Expl. Co    COM 	651290108 317.284    4400     SH Sole None Sole
Oceaneering Int. Inc COM 	675232102 184.2	     2500     SH Sole None Sole
Petroleo Brasileiro  ADR        71654V101 21293.741  623901   SH Sole None Sole
Pfizer Inc           COM 	717081103 118280.732 6755039  SH Sole None Sole
Pfizer Inc           COM 	717081103 2330.581   133100   SH Sole None None
Pulte Group Inc      COM 	745867101 31779.392  4225983  SH Sole None Sole
Pulte Group Inc      COM 	745867101 583.552    77600    SH Sole None None
SK Telecom Co Ltd    ADR        78440P108 19798.305  1064425  SH Sole None Sole
Ternium SA           ADR        880890108 17669.323  416926   SH Sole None Sole
Time Warner Inc      COM 	887317303 142490.741 4429305  SH Sole None Sole
Time Warner Inc      COM 	887317303 2721.582   84600    SH Sole None None
Toll Brothers Inc    COM 	889478103 224.318    11800    SH Sole None Sole
Turkcell Iletisim    ADR        900111204 13605.433  794246   SH Sole None Sole